Investment Objectives and Goals - abrdn Ultra Short Municipal Income Active ETF	Aug. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Ultra Short Municipal Income Active ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Ultra Short Municipal Income Active ETF (the “Ultra Short Municipal Income Active ETF” or the “Fund”) seeks high after-tax current income consistent with preservation of capital.